Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accruals and deferred income [abstract]
Deferred revenues and contract liabilities	$ 20,033	$ 20,454
Others		299
Total Deferred revenue and contract liabilities	$ 20,033	$ 20,754